Financial Liabilities Held for Trading - Summary of Financial Liabilities Held for Trading (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities held for trading [Line Items]
Current	R$ 49	R$ 37
Non-Current	152	155
Total	201	192
Shares held for trading [member]
Disclosure of financial liabilities held for trading [Line Items]
Current	11	31
Non-Current		9
Total	11	40
Debt securities held for trading [member]
Disclosure of financial liabilities held for trading [Line Items]
Current	38	6
Non-Current	152	146
Total	R$ 190	R$ 152